Revenue	12 Months Ended
Jun. 30, 2022
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Abstract]
Revenue

Note 3 Revenue

(a)
Revenue from contracts with customers

The group derives revenue from the transfer of goods and services over time and at a point in time in the following major product lines and segments :

	Segments
Year Ended June 30, 2022	Graphite Mining and exploration	Battery Technology	Battery Materials	Total
Hardware sales	$—	$3,517,271	$—	$3,517,271
Consulting sales	—	4,900,492	—	4,900,492
Revenue from external customers	$—	$8,417,763	$—	$8,417,763
Timing of revenue recognition				—
At a point in time	—	3,517,271	—	3,517,271
Over time	—	4,900,492	—	4,900,492
	$—	$8,417,763	$—	$8,417,763

Year Ended June 30, 2021	Segments
	Graphite Mining and exploration		Battery Technology	Battery Materials	Total
Hardware sales	$—		$1,405,086	$—	$1,405,086
Consulting sales	—		3,822,261	—	3,822,261
Revenue from external customers	$—	$—	$5,227,347	$—	$5,227,347
Timing of revenue recognition					—
At a point in time	—		1,405,086	—	1,405,086
Over time	—		3,822,261	—	3,822,261
	$—		$5,227,347	$—	$5,227,347

Year Ended June 30, 2020	Segments
	Graphite Mining and exploration		Battery Technology	Battery Materials	Total
Hardware sales	$—		$2,113,416	$—	$2,113,416
Consulting sales	—		2,140,019	—	2,140,019
Revenue from external customers	$—	$—	$4,253,435	$—	$4,253,435
Timing of revenue recognition					—
At a point in time	—		2,113,416	—	2,113,416
Over time	—		2,140,019	—	2,140,019
	$—		$4,253,435	$—	$4,253,435

Revenues from external customers come from the sale of battery testing hardware equipment and the provision of battery testing and development consulting services.

(i)
Assets and liabilities related to contracts with customers

The Group has recognized the following assets and liabilities related to contracts with customers:

	At June 30,
	2022	2021
Contract liabilities – Hardward sales	$3,938	$310,102
Total other current liabilities	$3,938	$310,102

Revenue recognized in relation to contract liabilities

The following table shows how much of the revenue recognized in the current reporting period relates to brought-forward contract liabilities.

	Year Ended June 30,
	2022	2021	2020
Revenue recognized that was included in the contract liability balance at the beginning of the period
Hardware sales	$310,102	$98,783	$580,845

The Group had no contract assets as of June 30, 2022 and June 30, 2021. See Note 11, Trade and other receivables, for trade receivables.

The Group had no remaining performance obligations which have an original expected term of more than one year.